Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2022
Bonds Payable
Schedule of contractual maturities of bond payables

Years ending December 31:	Principal	Interest	Total
2023	$—	$1,446	$1,446
2024	—	1,446	1,446
2025	—	1,446	1,446
2026	35,538	1,446	36,984
	$35,538	$5,784	$41,322